Note 14 - Goodwill - Weighted Average Cost of Capital (Details) - Weighted average cost of capital, measurement input [member]	Dec. 31, 2019
DOMINICAN REPUBLIC
Statement Line Items [Line Items]
Weighted average cost of capital	0.1206
GUATEMALA
Statement Line Items [Line Items]
Weighted average cost of capital	0.1033
CHILE
Statement Line Items [Line Items]
Weighted average cost of capital	0.0718
BRAZIL
Statement Line Items [Line Items]
Weighted average cost of capital	0.0913